Business combination (Details 13) - BRL (R$) R$ in Thousands		Jun. 01, 2022		May 31, 2022	Aug. 10, 2021
Non-current
Gross contractual amount receivable for acquired trade receivables					R$ 56,854
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables					R$ 541
Box 1824
Current
Cash and cash equivalents		R$ 1,728
Trade receivables	[1]	1,695
Contract assets		1,598
Recoverable taxes		104
Other assets		312
Current assets		5,437
Non-current
Indemnity asset		13,583
Property, plant and equipment (note 13)		51
Intangible assets (note 14)		11,981	[2]	R$ 11,981
Non-current assets		25,615
Total assets		31,052
Current
Suppliers and other payables		533
Contract liabilities		962
Tax liabilities		920
Salaries and welfare charges		442
Contingent liabilities (note 19)		13,583
Other liabilities		6
Current liabilities		16,446
Non-current
Tax liabilities		1,952
Non-current liabilities		1,952
Total liabilities		18,398
Total identifiable net assets acquired		12,654
Gross contractual amount receivable for acquired trade receivables		1,696
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables		R$ 1

[1]	Gross contractual amount receivable was R$ 1,696 and R$ 1was not expected to be collected.
[2]	According to the purchase price on September 30: